UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05723

Name of Fund: BlackRock Global Emerging Markets Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Global Emerging Markets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Industry	Shares Common Stocks		Value

Argentina - 1.5%	Energy Equipment &	83,100	Tenaris SA (a)	$ 4,142,535
	Services - 1.5%

			Total Common Stocks in Argentina	4,142,535

Brazil - 17.0%	Building Products -	88,600	Duratex SA (Preference Shares)	1,696,564
	0.6%

	Commercial Banks -	106,162	Banco Bradesco SA (a)	2,947,057
	1.6%	311,825	Banco Industrial e Comercial SA (Preference
			Shares)	1,474,980

				4,422,037

	Diversified	28,000	Tele Norte Leste Participacoes SA	957,429
	Telecommunication	66,000	Tele Norte Leste Participacoes SA (a)	1,751,640

	Services - 1.0%			2,709,069

	Household Durables -	229,500	Cyrela Brazil Realty SA	2,975,509
	1.1%

	Metals & Mining - 5.1%	381,402	Companhia Vale do Rio Doce
			(Preference 'A' Shares) (a)	11,117,868
		47,900	Usinas Siderurgicas de Minas Gerais SA
			(Preference 'A' Shares)	2,681,494

				13,799,362

	Multiline Retail - 0.6%	91,892	Lojas Renner SA	1,709,326

	Oil, Gas & Consumable	191,100	Petroleo Brasileiro SA (a)	16,184,259
	Fuels - 6.0%

	Real Estate Management	222,390	Agra Empreendimentos Imobiliarios SA (b)	994,906
	& Development - 1.0%	135,455	Rodobens Negocios Imobiliarios SA	1,686,722

				2,681,628

			Total Common Stocks in Brazil	46,177,754

China - 14.9%	Airlines - 0.3%	1,114,000	Air China Ltd.	940,423

	Commercial Banks -	7,891,000	China Construction Bank Class H	5,890,887
	2.2%

	Independent Power	3,878,000	Datang International Power Generation Co. Ltd.	2,057,929
	Producers & Energy
	Traders - 0.8%

	Industrial	986,000	Beijing Enterprises Holdings Ltd.	3,762,754
	Conglomerates - 1.4%

	Metals & Mining - 1.4%	1,280,300	Angang New Steel Co. Ltd.	2,921,643
		266,500	Zhaojin Mining Industry Co. Ltd.	838,949

				3,760,592

	Oil, Gas & Consumable	1,691,000	China Coal Energy Co.	2,946,292
	Fuels - 4.1%	3,622,000	China Petroleum & Chemical Corp.	3,099,525
		4,171,000	PetroChina Co. Ltd.	5,209,295

				11,255,112

	Real Estate	1,919,500	Shimao Property Holdings Ltd.	3,443,071
	Management &
	Development - 1.3%

	Wireless	618,990	China Mobile Ltd.	9,210,107
	Telecommunication
	Services - 3.4%

			Total Common Stocks in China	40,320,875

Egypt - 0.6%	Capital Markets - 0.6%	168,212	Egyptian Financial Group-Hermes Holding	1,729,590

			Total Common Stocks in Egypt	1,729,590

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Industry	Shares	Common Stocks	Value

India - 3.1%	Commercial Banks -	377,900	Bank of India	$ 2,382,126
	0.9%

	Construction &	264,300	IVRCL Infrastructures & Projects Ltd.	2,671,986
	Engineering - 1.9%	242,000	Jaiprakash Associates Ltd.	1,366,830
		166,211	Prajay Engineers Syndicate Ltd.	1,164,968

				5,203,784

	Household Durables -	196,700	DS Kulkarni Developers Ltd.	799,155
	0.3%

			Total Common Stocks in India	8,385,065

Indonesia - 1.4%	Diversified	3,524,500	Telekomunikasi Indonesia Tbk PT	3,694,886
	Telecommunication
	Services - 1.4%

			Total Common Stocks in Indonesia	3,694,886

Kazakhstan - 0.7%	Metals & Mining - 0.7%	103,084	Eurasian Natural Resources Corp. (b)	2,015,157

			Total Common Stocks in Kazakhstan	2,015,157

Malaysia - 1.9%	Diversified Financial	2,438,000	AMMB Holdings Bhd	2,622,079
	Services - 1.0%

	Industrial	5,954,800	Malaysian Resources Corp. Bhd (b)	2,531,977
	Conglomerates - 0.9%

			Total Common Stocks in Malaysia	5,154,056

Mexico - 5.4%	Construction &	408,200	Empresas ICA Sociedad Controladora,
	Engineering - 0.9%		SA de CV (b)	2,420,185

	Household Durables -	48,600	Desarrolladora Homex SA de CV (a)(b)	2,821,230
	1.0%

	Wireless	150,500	America Movil, SA de CV (a)	9,585,345
	Telecommunication
	Services - 3.5%

			Total Common Stocks in Mexico	14,826,760

Peru - 0.9%	Metals & Mining - 0.9%	37,000	Cia de Minas Buenaventura SA (a)	2,534,500

			Total Common Stocks in Peru	2,534,500

Philippines - 0.9%	Diversified Financial	257,600	Ayala Corp.	2,436,007
	Services - 0.9%

			Total Common Stocks in the Philippines	2,436,007

Poland - 1.5%	Commercial Banks -	198,798	Powszechna Kasa Oszczednosci Bank Polski SA	4,020,453
	1.5%

			Total Common Stocks in Poland	4,020,453

Russia - 12.4%	Commercial Banks -	6,910	Sberbank RF (a)	2,367,189
	0.8%

	Metals & Mining - 2.4%	141,100	MMC Norilsk Nickel (a)	4,000,185
		64,000	Novolipetsk Steel (a)	2,688,000

				6,688,185

	Oil, Gas & Consumable	308,446	OAO Gazprom (a)	15,699,901
	Fuels - 7.1%	384,500	OAO Rosnft Oil Co. (a)(b)	3,479,725

				19,179,626

	Software - 1.1%	353,500	AFI Development Plc (a)(b)	2,863,350

	Wireless	34,100	Mobile Telesystems (a)	2,586,485
	Telecommunication
	Services - 1.0%

			Total Common Stocks in Russia	33,684,835

South Africa - 4.6%	Commercial Services &	1,331,553	Blue Label Telecoms Ltd. (b)	1,272,446
	Supplies - 0.5%

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Industry	Shares	Common Stocks	Value

	Metals & Mining - 1.4%	25,000	Anglo Platinum Ltd.	$ 3,668,311

	Oil, Gas & Consumable	71,900	Sasol Ltd.	3,444,905
	Fuels - 1.3%

	Pharmaceuticals - 0.4%	2,931,199	Enaleni Pharmaceuticals Ltd. (b)	1,207,177

	Wireless	184,000	MTN Group Ltd.	2,790,629
	Telecommunication
	Services - 1.0%

			Total Common Stocks in South Africa	12,383,468

South Korea -	Commercial Banks -	75,396	Kookmin Bank	4,217,639
12.3%	1.6%

	Construction &	28,395	Daelim Industrial Co.	3,626,968
	Engineering - 3.2%	67,907	Hyundai Development Co.	4,635,243
		14,975	Keangnam Enterprises Ltd.	480,089

				8,742,300

	Industrial	33,787	CJ Corp.	2,374,489
	Conglomerates - 0.9%

	Insurance - 1.0%	72,500	Dongbu Insurance Co., Ltd.	2,781,845

	Multiline Retail - 2.2%	30,500	Hyundai Department Store Co. Ltd.	2,941,132
		10,100	Lotte Shopping Co. Ltd.	3,059,524

				6,000,656

	Semiconductors &	14,737	Samsung Electronics Co., Ltd.	9,270,612
	Semiconductor
	Equipment - 3.4%

			Total Common Stocks in South Korea	33,387,541

Taiwan - 10.7%	Electronic Equipment &	609,000	HON HAI Precision Industry Co., Ltd.	3,488,076
	Instruments - 1.3%

	Industrial	2,364,800	Far Eastern Textile Co. Ltd.	3,985,509
	Conglomerates - 1.5%

	Insurance - 1.6%	1,753,000	Cathay Financial Holding Co., Ltd.	4,472,012

	Metals & Mining - 1.5%	2,645,000	China Steel Corp.	4,179,134

	Semiconductors &	5,017,787	Advanced Semiconductor Engineering Inc.	4,889,037
	Semiconductor	304,000	MediaTek, Inc.	4,002,699
	Equipment - 4.8%	473,000	Taiwan Semiconductor Manufacturing Co., Ltd.	982,449
		310,600	Taiwan Semiconductor Manufacturing
			Co., Ltd. (a)	3,189,862

				13,064,047

			Total Common Stocks in Taiwan	29,188,778

Thailand - 2.3%	Commercial Banks -	1,130,100	Kasikornbank PCL	3,230,395
	1.2%

	Oil, Gas & Consumable	296,200	PTT PCL (a)	2,972,819
	Fuels - 1.1%

			Total Common Stocks in Thailand	6,203,214

Turkey - 1.1%	Capital Markets - 0.3%	1,201,370	Global Yatirim Holding AS (b)	828,345

	Commercial Banks -	583,300	Turkiye Is Bankasi (Isbank) - 'C' Shares	2,159,561
	0.8%

			Total Common Stocks in Turkey	2,987,906

			Total Common Stocks
			(Cost - $236,415,906) - 93.2%	253,273,380

		Par (000)	Structured Notes

India - 3.3%	Diversified Financial	$ 129	Citigroup Global Markets Holdings, Inc. (JSW
	Services - 1.0%		Steel Ltd.), 1/20/10 (b)	2,642,407

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Industry	Par (000)	Structured Notes	Value

	Capital Markets - 2.3%	$ 306	Morgan Stanley Asia Products Ltd. (Bharti
			Airtel Ltd.), 8/01/10 (b)	$ 6,308,227

			Total Structured Notes in India	8,950,634

United Arab	Commercial Banks -	2,225	HSBC Bank Plc (Abu Dhabi Commercial Bank),
Emirates - 2.9%	1.5%		1/20/09 (b)	3,920,179

	Diversified Financial	1,319	Citigroup Global Markets Holdings, Inc. (Emaar
	Services - 1.4%		Properties PJSC), 3/19/08 (b)	3,933,897

			Total Structured Notes in United Arab
			Emirates	7,854,076

			Total Structured Notes
			(Cost - $17,874,651) - 6.2%	16,804,710

		Beneficial
		Interest
		(000)	Short-Term Securities

		$ 3,955	BlackRock Liquidity Series, LLC
			Cash Sweep Series, 2.92% (c)(d)	3,954,809

			Total Short-Term Securities
			(Cost - $3,954,809) - 1.4%	3,954,809

			Total Investments
			(Cost - $258,245,366*) - 100.8%	274,032,899
			Liabilities in Excess of Other Assets - (0.8%)	(2,299,658)

			Net Assets - 100.0%	$ 271,733,241

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 258,327,258

Gross unrealized appreciation	$ 34,642,649
Gross unrealized depreciation	(18,937,008)

Net unrealized appreciation	$ 15,705,641

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC Cash Sweep Series

$

3,955 $

80,044

(d) Represents the current yield as of report date.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
  Forward foreign exchange contracts as of March 31, 2008 were as follows:
					Unrealized
Currency		Currency		Settlement	Appreciation
Sold		Purchased		Date	(Depreciation)

ZAR	49,637	USD	6,128	4/04/08	$ 13
ZAR	41,834	USD	5,131	4/07/09	$ (19)

Total Unrealized Depreciation - Net					$ (6)

  Currency Abbreviations: USD U.S. Dollar

ZAR South African Rand

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Emerging Markets Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: May 22, 2008